Notes Receivable and Allowance for Credit Losses (Details) - Schedule of our notes receivable at amortized cost was comprised - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Our Notes Receivable At Amortized Cost Was Comprised Abstract
Notes receivable, gross	$ 94,512,428		$ 107,650,187	$ 162,341,675
Balance at beginning of year			(23,114,173)
Provision	(1,694,364)	$ (10,465,595)	(29,437,179)	(52,621,682)
Charge-offs, net of recoveries totaling $5,040,041			42,327,901	40,640,655
Total allowance for uncollectible accounts	(6,251,765)	$ (19,701,333)	(10,223,451)	(23,114,173)	$ (11,133,146)
Notes receivable, net of allowance			97,426,736	139,227,502
Deferred transaction income	(3,479,795)		(4,068,332)	(5,240,919)
Notes receivable, net	84,780,868		93,358,404	$ 133,986,583
Notes receivable, amortized cost	$ 91,032,633		$ 103,581,855